PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2017	2016
Cost
Buildings	$5,178,450	$5,179,324
Furniture, fixtures and equipment	905,319	898,038
Leasehold improvements	829,706	755,804
Plant and gaming machinery	207,314	225,146
Transportation	97,132	87,281
Construction in progress	1,030,203	652,662

Sub-total	8,248,124	7,798,255
Less: accumulated depreciation and amortization	(2,517,364)	(2,142,432)

Property and equipment, net	$5,730,760	$5,655,823